Income tax and social contribution (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Temporary differences
Expected realization of deferred tax assets
Income tax	R$ 33,967,605
Social contribution	26,664,581
Temporary differences | 2020
Expected realization of deferred tax assets
Income tax	10,196,257
Social contribution	8,030,746
Temporary differences | 2021
Expected realization of deferred tax assets
Income tax	8,517,189
Social contribution	6,721,091
Temporary differences | 2022
Expected realization of deferred tax assets
Income tax	7,745,964
Social contribution	6,122,730
Temporary differences | 2023
Expected realization of deferred tax assets
Income tax	6,319,696
Social contribution	4,991,692
Temporary differences | 2024
Expected realization of deferred tax assets
Income tax	813,924
Social contribution	498,520
Temporary differences | After 2023
Expected realization of deferred tax assets
Income tax	374,575
Social contribution	299,802
Carry-forward tax losses
Expected realization of deferred tax assets
Income tax	3,872,459
Social contribution	4,010,362
Carry-forward tax losses | 2020
Expected realization of deferred tax assets
Income tax	229,659
Social contribution	185,685
Carry-forward tax losses | 2021
Expected realization of deferred tax assets
Income tax	278,169
Social contribution	222,356
Carry-forward tax losses | 2022
Expected realization of deferred tax assets
Income tax	334,474
Social contribution	266,691
Carry-forward tax losses | 2023
Expected realization of deferred tax assets
Income tax	1,127,995
Social contribution	904,025
Carry-forward tax losses | 2024
Expected realization of deferred tax assets
Income tax	1,869,069
Social contribution	2,188,807
Carry-forward tax losses | After 2023
Expected realization of deferred tax assets
Income tax	33,093
Social contribution	242,798
Total
Expected realization of deferred tax assets
Total	68,515,007
Total | 2020
Expected realization of deferred tax assets
Total	18,642,347
Total | 2021
Expected realization of deferred tax assets
Total	15,738,805
Total | 2022
Expected realization of deferred tax assets
Total	14,469,859
Total | 2023
Expected realization of deferred tax assets
Total	13,343,408
Total | 2024
Expected realization of deferred tax assets
Total	5,370,320
Total | After 2023
Expected realization of deferred tax assets
Total	R$ 950,268